REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Impact of corrections on AOCI and Retained earnings (Details) ₽ in Millions, $ in Millions	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Jan. 01, 2019 RUB (₽)
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Accumulated other comprehensive income	₽ 16,193	$ 217.9	₽ 17,923	₽ 8,150
Retained earnings	₽ 131,488	$ 1,769.9	145,789	111,198
As previously reported
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Accumulated other comprehensive income			17,976	8,182
Retained earnings			₽ 146,988	111,465
Reclassifications
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Accumulated other comprehensive income				(32)
Retained earnings				₽ (267)